NOTE 2- Significant Accounting Policies: c. Estimates and assumptions (Policies)	12 Months Ended
Dec. 31, 2025
Policies
c. Estimates and assumptions:

c.     Estimates and assumptions:

The preparation of the financial statements requires management to make estimates and assumptions that have an effect on the application of the accounting policies and on the reported amounts of assets, liabilities, revenue and expenses. These estimates and underlying assumptions are reviewed regularly. Changes in accounting estimates are reported in the period that the change in estimate occurs.

The key assumptions made in the financial statements concerning uncertainties at the end of the reporting period and the critical estimates used by the Company that may result in a material adjustment to the carrying amounts of assets and liabilities within the next financial years are discussed in Note 3.

Other estimates and assumptions used in preparing the financial statements, which are not considered critical and do not involve significant uncertainty:

1.Fair value of share-based payment transactions:

The fair value of share-based payment transactions is determined upon initial recognition by the Black-Scholes pricing model. The inputs to the model include share price, exercise price and assumptions regarding expected volatility, expected life of share option and expected dividend yield.

2.Equity instruments - warrants:

The Company uses the Black-Scholes option-pricing model to estimate the fair value of equity-classified warrants at the grant date. The key assumptions applied in the model include the expected volatility of the Company’s share price over the warrant’s life and the risk-free interest rate.

3.Derivative liability - Warrants

The Company uses the Black-Scholes option-pricing model to estimate fair value at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Company's shares and the expected life of the warrants.

4.Derivative liability - Convertible loans:

The fair value of the convertible loans at fair value was estimated by using a binomial model. The simulation approach was designed to take into account the terms and conditions of financial liability, as well as the capital structure of the Company and the volatility of its assets. The valuation was performed based on management’s assumptions and projections.